Revenue	6 Months Ended
Dec. 31, 2021
Revenue [Abstract]
REVENUE

NOTE 18 – REVENUE

The Company disaggregated senior care services revenue into the sale of the E-watch and the care service. Sales of E-watches are recognized in revenue at a point in time while revenue from care service is recognized over a period of time. Deferred portion of care service is recorded as a liability (advances from customers) on the company’s balance sheet.

	For six months ended December 31,
	2021	2020
Installation and Maintenance	$21,979,399	$32,055,964
Housekeeping	8,009,015	9,630,598
Senior care services	3,040,664	1,828,317
E-watch	1,050,404	576,174
Total	$34,079,482	$44,091,053